Unaudited consolidated statement of profit or loss - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Continuing operations
Revenue	¥ 2,341,035	¥ 2,229,444	¥ 7,767,943	¥ 6,599,304
Cost of sales	(1,634,519)	(1,602,975)	(5,470,085)	(4,807,691)
Gross profit	706,516	626,469	2,297,858	1,791,613
Other income	2,296	4,284	20,882	48,088
Selling and distribution expenses	(362,000)	(296,466)	(1,087,622)	(923,958)
General and administrative expenses	(198,722)	(169,531)	(631,418)	(610,694)
Other net income / (loss)	499	8,426	46,463	(62,329)
Credit loss on trade and other receivables	(5,671)	(12,123)	(24,762)	(29,510)
Impairment loss on non-current assets	(1,931)		(11,467)
Operating profit	140,987	161,059	609,934	213,210
Finance income	12,744	8,646	39,181	31,690
Finance costs	(8,141)	(6,407)	(25,407)	(20,267)
Net finance income	4,603	2,239	13,774	11,423
Fair value changes of redeemable shares with other preferential rights				(1,625,287)
Share of loss of an equity-accounted investee, net of tax		(825)	(8,162)	(825)
Profit / (loss) before taxation	145,590	162,473	615,546	(1,401,479)
Income tax expense	(52,918)	(47,503)	(184,256)	(139,118)
Discontinued operations
Profit/(loss) for the period	92,672	114,970	431,290	(1,540,597)
Attributable to:
Equity shareholders of the Company	96,554	121,860	433,333	(1,529,997)
Non-controlling interests	(3,882)	(6,890)	(2,043)	(10,600)
Profit/(loss) for the period	¥ 92,672	¥ 114,970	¥ 431,290	¥ (1,540,597)
Earnings/(loss) per share
Basic earnings/(loss) per share (RMB)	¥ 0.08	¥ 0.10	¥ 0.36	¥ (1.32)
Diluted earnings/(loss) per share (RMB)	¥ 0.08	¥ 0.10	¥ 0.36	¥ (1.32)